Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies
Schedule of future minimum payments under non-cancelable operating lease agreements

Year ending December 31:
2017	$9,262
2018	7,227
2019	4,038
2020	2,907
2021	2,034
2022 - 2029	8,257
Total minimum lease payments	$33,725

Schedule of changes in the carrying amount of AROs

	Year ended
	December 31,
	2016	2015
Balance beginning of period	$2,415	$2,055
Additional ARO liability	133	207
Accretion expense	177	153
Balance at end of period	$2,725	$2,415